Significant Accounting Policies and Practices - Schedule of Property and Equipment Estimated Useful Lives (Details)	Mar. 31, 2026	Dec. 31, 2025
Computer equipment and software [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)		3 years
Computer equipment and software [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)		5 years
Furniture and fixtures [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)		5 years
Furniture and fixtures [Member] | Minimum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)	2 years
Furniture and fixtures [Member] | Maximum [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)	10 years
Automobile [Member]
Schedule of Property and Equipment Estimated Useful Lives [Line Items]
Estimated Useful Life (Years)	5 years	5 years